UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1917 Market Street, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2011

Date of reporting period: 07/01/2010 - 06/30/2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64110D104	08/31/2010	1. Directors Recommend
2. To approve an amendment to the 1999 stock option plan to increase the share reserve by an additional shares of common stock.
3. To approve an amendment to the company´s employee stock purchase plan.
			4. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Cisco Systems, Inc.	CSCO 17275R102	11/18/2010	1. Directors Recommend
2. To approve a non-binding advisory resolution regarding executive compensation
3.To ratify the appointment of PricewaterhouseCoopers LLP as the company´s independent registeredpublic accounting firm.
4. Proposal submitted by a shareholder to amend the Cisco´s bylaws to establish a board committee on environmental sustainability
5. Proposal submitted by a shareholder requesting that the board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonable take to reduce the likelihood that its business practices might enable or encourage the violation of human rights.
			6. Proposal submitted by a shareholder requesting that Cisco adopt and implement a policy restricting certain sales in China, adopt a related oversight and compliance system.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For Against Against Against	For For For For For For
Walgreen Co.	WAG 931422109	1/12/2011	1. Directors Recommend
2. Ratify the appointment of Deloitte & Touche LLP as Co´s independent registered public accounting firm.
3. Amend the Walgreen Co. articles of incorporation to revise the purpose clause.
4. Amend the Walgreen Co. articles of incorporation to eliminate certain supermajority vote requirements.
5. Amend the Walgreen Co. articles of incorporation to eliminate the "fair price" charter provision applicable to certain business combinations.
6. Shareholder proposal on a policy to change the vote required for shareholders to call special shareholder meetings.
			7. Shareholder proposal on a policy that a significant portion of future stock option grants to senior executives should be performance-based.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against	For For For For For For For
Hewlett-Packard	HPQ 428236103	03/23/2011	1. Election of Directors
2. To ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2011
3. Advisory vote on executive compensation.
4. Advisory vote on the frequency of holding future advisory vote on executive compensation.
5. Approval of the Hewlett-Packard Company 2011 employee stock purchase plan.
			6. Approval of an amendment to the HPQ Company 2005 pay-for results plan	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For 1 Year For For	For For For For For For
RPC, INC	RES 749660106	04/26/2011	1. Election of Directors
2. To ratify the appointment of the Grant Thornton LLP as independent registered public accounting firm for the fiscal year 2011
3. To amend the certificate of incorporation of company to increase the number of authorized shares.
4. To approve the performance-based incentive cash compensation plan.
5. To approve on an advisory basis the compensation of the Company's named executive officers.
			6. To hold an advisory vote on whether an advisory vote on executive compensation should be held every one, two or three years.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For 3 Years	For For For For For For
EMC Corporation	EMC 268648102	5/04/2011	1. Election of Directors
2. To ratify the selection by the audit committee of Pricewaterhousecoopers LLP as independent auditors.
3. Approval of the EMC Corp. amended and restated 2003 stock plan, as described in EMC´s proxy statement.
4. Approval of an amendment to EMC´s bylaws to reduce the percentage of shared required for shareholders.
5. Advisory vote on executive compensation, as described in EMC´s proxy statement.
			6. Advisory vote on the frequency of future advisory votes on executive compensation, as described in EMC´s proxy statement.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For 1 Year	For For For For For For
Bristol-Myers Squibb Company	BMY 110122108	03/03/2011	1. Election of Directors
2. Ratification of the appointment of independent registered public accounting firm.
3. Advisory vote on the compensation of our named executive officers.
4. Advisory vote on the frequency of the advisory vote on the compensation of our named executive officers.
5. Executive compensation disclosure.
6. Shareholder action by written consent.
			7. Pharmaceutical price restraint	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For 3 Years Against Against Against	For For For For For For For
Kansas City Southern	KSU 485170302	5/05/2011	1. Election of Directors
2. Ratification of the audit committee's selection of KPMG LLP as our independent registered public accounting firm for 2010.
3. Approval of the Kansas City Southern annual incentive plan.
4. Advisory (non-binding) vote approving the 2010 compensation of our named executive officers.
			5. Advisory (non-binding) vote on the frequency of the non-binding advisory vote on compensation of our named executive officers.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For 3 Years	For For For For For
Cephalon, Inc.	CEPH 156708109	05/10/2011	1. Election of Directors
2. Approval of amendment and restatement of the 2011 equity compensation plan.
3. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants.
4. To approve an advisory resolution regarding executive compensation.
			5. To vote on an advisory basis regarding the frequency of advisory stockholder votes regarding executive compensation.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For 2 Years	For For For For For
General Electric Company	GE 369604103	04/27/2011	A. Election of Directors
B1 . Ratification of KPMG
B2. Advisory resolution on executive compensation.
B3. Advisory vote on the frequency of future advisory votes on executive compensation.
C1. Shareowner proposal : Cumulative voting
C2. Shareowner proposal: Future stock options.
C3. Shareowner proposal: Withdraw stock options granted to executive.
C4. Shareowner proposal: Climate change risk disclosure.
			C5. Shareowner proposal: Transparency in animal research.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For 1 Year Against Against Against Against Against	For For For For For For For For For
AXA Financial	AXA 54536107	04/27/2011	1. Approval of the Co´s financial statements for 2010 - parent only
2. Approval of the consolidated financial statements for 2010
3. Earnings appropriation and declaration of a dividend of 0.69 per share
4. Approval of the statutory auditors´ special report on regulated agreement.
5. Re-Appointment of Mr. Jean-Martin Folz as director.
6. Re- Appointment of Mr. Giuseppe Mussari as director.
7. Appointment of Mr. Marcus Schenck as director.
8. and 13 to 14. and 21 to 24. Authorization granted to the board of directors to do the different plans.
9 to 12. and 15 to 20. Delegation of authority granted to the board of directors for the purpose of an increasing different plans.
25. Modification of the bylaws regarding the notification, by electronic means, of the appointment and revocation of the shareholder representative during general shareholders´ meeting.
			26. Authorization to comply with all formal requirements in connection with this meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For	For For For For For For For For For For For
Intel Corp.	INTC 458140100	05/19/2011	1. Election of Directors
2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm
3. Amendment and extension of the 2006 equity incentive plan.
4. Amendment and extension of the 2006 stock purchase plan.
5. Advisory vote on executive compensation
			6. Advisory vote on the frequency of holding future advisory votes on executive compensation.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For 3 Years	For For For For For Against
Cott Corporation	COT 22163N106	5/3/2011	1. Election of Directors
2. Appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm.
3. Approval, on a non-binding advisory basis, of the compensation of Cott´s named executive officers.
			4. Approval, on a non-binding advisory basis, of the frequency of an advisory vote on executive compensation.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For 3 Years	For For For For
Chemed Corporation	CHE 16359R103	5/16/2011	1. Election of Directors
2. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.
3. Advisory vote on executive compensation
			4. Frequency of advisory vote on executive compensation	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For 2 Years	For For For For
Time Warner Cable Inc.	TWC 88732J207	05/19/2011	1. Election of Directors
2. Ratification of auditors
3. Approval of the Time Warner Cable Inc. 2011 stock incentive plan.
4. Approval of the advisory resolution on executive compensation
			5. Advisory vote on frequency of future advisory votes on executive compensation	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For 1 Year	For For For For For
Amgen Inc.	AMGN 31162100	05/20/2011	1. Election of Directors
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants.
3. To approve the advisory on executive compensation.
4. To set the frequency of future advisory votes approving executive compensation every one year, two years or three years
			5. Stockholder proposal #1 (shareholder action by written consent)	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For 1 Year Against	For For For For For
Time Warner Inc.	TWX 887317303	05/20/2011	1. Election of Directors
2. Ratification of appointment of independent auditors
3. To approve the advisory on executive compensation.
4. Advisory vote on the frequency of holding an advisory on executive compensation.
5. Approval of an amendment to the company´s restated certificate
			6. Stockholder proposal on shareholder action by written consent.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For 3 Years For Against	For For For Against For For
The Middleby Corporation	MIDD 596278101	5/11/2011	1. Election of Directors
2. Approval of the adoption of the company´s 2011 long-term incentive plan.
3. Approval of the adoption of the company´s value creation incentive plan.
4. Approval, by an advisory vote, of the 2010 compensation of the company´s named executive officers.
5. Election, by an advisory vote, of the frequency of future advisory votes on executive compensation.
			6. Ratification of selection of Deloitte & Touche LLP as independent auditor for fiscal year ended December 31, 2011	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For 3 Years For	For For For For Against For
Flowserve Corporation	FLS 34354P105	5/19/2011	1. Election of Directors
2. Advisory vote on executive compensation
3. Advisory vote on the frequency of conducting the advisory vote on executive compensation.
4. Approve an amendment to article eight of the amended and restated certificate of incorporation.
5. Approve an amendment to article ninth of the amended and restated certificate of incorporation
			6. Ratification of appointment of PricewaterhouseCoopers as the Company´s independent registered public accounting firm.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For 1 Year For For For	For For For For For For
Teradyne, Inc.	TER 880770102	05/24/2011	1. Election of Directors
2. To approve, in a non-binding, advisory vote, the compensation of the company´s named executive officers
3. To approve, in a non-binding, advisory vote, that the frequency with which the shareholders of the company shall have an advisory vote
4. To approve the material terms of the performance goals of the 2006 equity and cash compensation incentive plan.
			5. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For 1 Year For For	For For Against For For
Complete Production Services, Inc.	CPX 20453E109	5/25/2011	1. Election of Directors
2. To ratify the appointment of grant Thornton LLP as out independent registered public accountants for 2011
3. Advisory vote to approve the compensation of our named executive officers.
			4. Advisory vote on holding future advisory votes on the compensation of our named executive officers every 1,2 or 3 years, as indicated.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For 1 Year	For For For For
The Medicines Company	MDCO 584688105	5/26/2011	1. Election of Directors
2. Approve, in an advisory vote, the compensation of our named executive officers as presented in the proxy statement.
3. Approve, in an advisory vote, the frequency with which executive compensation will be subject to future advisory stockholder votes.
			4. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For 3 Years For	For For Against For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Robert Brody
Robert Brody
President
Date: 08/03/2011